DEFERRED CHARGES AND OTHER ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of deferred charges and other assets, net
Deferred charges and other assets, net consisted of the following:

	December 31, 2016	December 31, 2015
Deferred turnaround costs, net	$302,919	$177,236
Catalyst	114,788	77,725
Linefill	19,485	13,504
Restricted cash	—	1,500
Environmental credits	51,636	10,829
Intangible assets, net	577	219
Other	14,598	9,700
	$504,003	$290,713

Intangible assets, net
Intangible assets, net was comprised of permits and emission credits as follows:

	December 31, 2016	December 31, 2015
Gross amount	$3,996	$3,597
Accumulated amortization	(3,419)	(3,378)
Net amount	$577	$219